Debt (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013	May 09, 2014	Aug. 28, 2013	Jan. 23, 2013	Jul. 26, 2011	Jan. 13, 2015	Apr. 21, 2015
Debt Instrument [Line Items]
Short-term debt	$ 0	$ 40,000,000
Accrued interest repaid	15,700,000	6,000,000
Term loan	399,000,000	183,200,000
Long-term debt assumed and repaid	276,300,000	225,000,000	0
Unamortized debt issuance expense	12,500,000	6,800,000
Repayments of Lines of Credit	80,000,000	0	0
Debt maturities, 2015	0
Debt maturities, 2016	0
Debt maturities, 2017	0
Debt maturities, 2018	0
Debt maturities, 2020	600,000,000
Subsequent Event
Debt Instrument [Line Items]
Senior notes									200,000,000
Kanawha River Terminals LLC
Debt Instrument [Line Items]
Financing of acquisition, borrowings				40,000,000
Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Proceeds from issuance of private placement					263,100,000
Revolving Credit Facility | Kanawha River Terminals LLC
Debt Instrument [Line Items]
Financing of acquisition, borrowings				40,000,000
Weighted average interest rate on borrowings (as a percent)	2.39%
Revolving Credit Facility | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Credit facility available	250,000,000				250,000,000
IPO | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility fees						900,000	2,200,000
Revolving credit facility					250,000,000	150,000,000	100,000,000
Unamortized debt issuance expense							2,200,000
Credit facility, unused commitment fee (as a percent)	0.40%
IPO | Uncommitted Incremental Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility						100,000,000
Interest Expense | IPO | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs immediately expensed							2,900,000
Credit Agreement and Partner Revolver
Debt Instrument [Line Items]
Maximum consolidated leverage ratio	4.00
Minimum consolidated interest coverage ratio	2.5
Credit Agreement and Partner Revolver | Subsequent Event
Debt Instrument [Line Items]
Maximum consolidated leverage ratio										4.50
Line of Credit | Revolving Credit Facility | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Repayments of Lines of Credit					40,000,000
Line of Credit Amendment Fee					1,800,000
Term Loans
Debt Instrument [Line Items]
Term loan								225,000,000
Credit facility fees								5,700,000
Allocated interest expense and amortization of debt issuance cost	300,000	600,000	10,300,000
Term Loans | IPO
Debt Instrument [Line Items]
Long-term debt assumed and repaid							225,000,000
Senior Notes, Due 2020
Debt Instrument [Line Items]
Original issue premium					13,100,000
Senior Notes, Due 2020 | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Interest rate on debt (as a percent)					7.375%
Term loan					250,000,000
Credit facility fees					4,900,000
Debt issuance cost immediately expensed					900,000		800,000
Proceeds to fund interest					5,000,000
Senior Notes, Due 2020 | Gateway Energy and Coal Company, LLC | Subsequent Event
Debt Instrument [Line Items]
Interest rate on debt (as a percent)									7.625%
Senior Notes, Due 2020 | IPO
Debt Instrument [Line Items]
Interest rate on debt (as a percent)							7.375%
Partnership notes issued							150,000,000.0
Percentage of partnership notes that may be redeemed (as a percent)							35.00%
Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Accrued interest repaid									5,600,000
Long-term debt assumed and repaid									135,000,000
Senior Notes | Gateway Energy and Coal Company, LLC | Subsequent Event
Debt Instrument [Line Items]
Interest rate on debt (as a percent)									7.375%
Senior Notes | IPO
Debt Instrument [Line Items]
Credit facility fees							3,700,000
SunCoke Energy Inc | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Financing of acquisition, borrowings					271,300,000
Redemption premium					11,400,000
Debt extinguishment costs					3,100,000
SunCoke Energy Inc | Gateway Energy and Coal Company, LLC | Subsequent Event
Debt Instrument [Line Items]
Redemption premium									7,700,000
SunCoke Energy Inc | Term Loans | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Financing of acquisition, borrowings					99,900,000
SunCoke Energy Inc | Term Loans | Credit Agreement | IPO
Debt Instrument [Line Items]
Interest rate on debt (as a percent)								1.00%
SunCoke Energy Inc | Term Loans | Credit Agreement | Base Rate
Debt Instrument [Line Items]
Margin on term loans (as a percent)								2.00%
SunCoke Energy Inc | Term Loans | Credit Agreement | LIBOR
Debt Instrument [Line Items]
Margin on term loans (as a percent)								3.00%
SunCoke Energy Inc | Senior Notes, Due 2020 | Haverhill Coke Company LLC and Middletown Coke Company LLC
Debt Instrument [Line Items]
Financing of acquisition, borrowings					$ 160,000,000